Supplement to the
Fidelity® Global Balanced Fund
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the biographical information for Ruben Calderon found in the "Fund Management" section on page 26.

Geoff Stein is lead portfolio manager of the fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

GBL-15-04  December 11, 2015
1.855563.117

Supplement to the

Fidelity® Global Balanced Fund (FGBLX)

A Class of shares of Fidelity Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Ruben Calderon no longer serves as a portfolio manager of the fund.

Geoff Stein has replaced Ruben Calderon as the lead portfolio manager of the fund.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 48.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

GBLB-15-02  December 11, 2015
1.850948.113

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 30, 2014
Prospectus

Ruben Caldron no longer serves as a lead portfolio manager of the fund.

Effective on July 1, 2015, Institutional Class was renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the similar information found in paragraph 4. in the Shareholder Information section under the heading "Buying Shares" on page 17.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces the biographical information for Geoff Stein found in the "Fund Management" section on page 26.

Geoff Stein is lead portfolio manager of the fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBLI-15-06  December 11, 2015
1.899424.119

Supplement to the

Fidelity Advisor® Global Balanced Fund
Class A (FGLAX), Class T (FGLTX), Class B (FGLBX), Class C (FGLCX), and Institutional Class (FGLIX)

Classes of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Ruben Calderon no longer serves as a lead portfolio manager for the fund.

Geoff Stein has replaced Ruben Calderon as the lead portfolio manger of the fund.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 48.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

AGBL-AGBLIB-15-03  December 11, 2015
1.893762.112

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

Ruben Caldron no longer serves as a lead portfolio manager of the fund.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Geoff Stein (lead portfolio manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 9.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the biographical information for Geoff Stein found in the "Fund Management" section on page 27.

Geoff Stein is lead portfolio manager of the fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBL-15-04  December 11, 2015
1.899423.117